Gain on Remeasurement of Financial Liability -DFA	12 Months Ended
Jun. 30, 2025
Material income and expense [abstract]
Gain on Remeasurement of Financial Liability -DFA

Note 13. Gain on remeasurement of financial liability -DFA

	2025	2024	2023
	US$(000's)	US$(000's)	US$(000's)
Gain on remeasurement of financial liability - DFA	—	387	12,302
Total gain on remeasurement of financial liability - DFA	—	387	12,302

Refer to disclosures in Notes 4.1, 4.2 and 27